Pensions and other post-retirement benefits - Disclosure of asset allocations (Details) - GBP (£) £ in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
UK | Pensions
Disclosure of fair value of plan assets [line items]
Equities	£ 729	£ 654	£ 1,782
Property	679	883	1,124
Diversified alternatives	1,241	1,388	1,916
Buy-in/bulk annuity policies	2,060	2,126	2,784
Longevity swap	(94)	(88)	(80)
Cash and cash equivalents	3	8	38
Other (including net current assets and liabilities)	(5)	47	6
Fair value of plan assets	11,782	12,578	16,865
Repurchase agreements	2,700	3,400	6,100
Pension fund investments in employer issued securities	44	23	32
UK | Pensions | Corporate bonds
Disclosure of fair value of plan assets [line items]
Debt instruments	1,910	1,892	2,741
UK | Pensions | Government securities and liability-driven investments
Disclosure of fair value of plan assets [line items]
Debt instruments	5,259	5,668	6,554
UK | Pensions | Liability driven investment
Disclosure of fair value of plan assets [line items]
Debt instruments		4,906	5,857
UK | Pensions | Quoted
Disclosure of fair value of plan assets [line items]
Equities	576	475	1,458
Property	0	23	122
Diversified alternatives	669	708	1,334
Buy-in/bulk annuity policies	0	0	78
Longevity swap	0	0	0
Cash and cash equivalents	3	8	38
Other (including net current assets and liabilities)	0	59	16
Fair value of plan assets	3,158	3,927	6,573
UK | Pensions | Quoted | Corporate bonds
Disclosure of fair value of plan assets [line items]
Debt instruments	1,910	1,892	2,741
UK | Pensions | Quoted | Government securities and liability-driven investments
Disclosure of fair value of plan assets [line items]
Debt instruments	0	762	786
UK | Pensions | Unquoted
Disclosure of fair value of plan assets [line items]
Equities	153	179	324
Property	679	860	1,002
Diversified alternatives	572	680	582
Buy-in/bulk annuity policies	2,060	2,126	2,706
Longevity swap	(94)	(88)	(80)
Cash and cash equivalents	0	0	0
Other (including net current assets and liabilities)	(5)	(12)	(10)
Fair value of plan assets	8,624	8,651	10,292
Investments in forestry funds	288	304	283
UK | Pensions | Unquoted | Corporate bonds
Disclosure of fair value of plan assets [line items]
Debt instruments	0	0	0
UK | Pensions | Unquoted | Government securities and liability-driven investments
Disclosure of fair value of plan assets [line items]
Debt instruments	5,259	4,906	5,768
US | Pensions
Disclosure of fair value of plan assets [line items]
Equities	1,323	1,500	2,176
Property	237	299	295
Diversified alternatives	556	635	688
Cash and cash equivalents	9	16	31
Other (including net current assets and liabilities)	1	11	15
Fair value of plan assets	5,320	6,060	7,263
US | Pensions | Corporate bonds
Disclosure of fair value of plan assets [line items]
Debt instruments	2,390	2,675	3,008
US | Pensions | Government securities
Disclosure of fair value of plan assets [line items]
Debt instruments	804	924	1,050
US | Pensions | Quoted
Disclosure of fair value of plan assets [line items]
Equities	99	154	272
Property	0	0	0
Diversified alternatives	54	85	142
Cash and cash equivalents	9	16	31
Other (including net current assets and liabilities)	1	7	12
Fair value of plan assets	2,510	2,819	3,103
US | Pensions | Quoted | Corporate bonds
Disclosure of fair value of plan assets [line items]
Debt instruments	1,987	2,147	2,311
US | Pensions | Quoted | Government securities
Disclosure of fair value of plan assets [line items]
Debt instruments	360	410	335
US | Pensions | Unquoted
Disclosure of fair value of plan assets [line items]
Equities	1,224	1,346	1,904
Property	237	299	295
Diversified alternatives	502	550	546
Cash and cash equivalents	0	0	0
Other (including net current assets and liabilities)	0	4	3
Fair value of plan assets	2,810	3,241	4,160
US | Pensions | Unquoted | Corporate bonds
Disclosure of fair value of plan assets [line items]
Debt instruments	403	528	697
US | Pensions | Unquoted | Government securities
Disclosure of fair value of plan assets [line items]
Debt instruments	444	514	715
US | Other post-retirement benefits
Disclosure of fair value of plan assets [line items]
Equities	561	584	1,198
Diversified alternatives	101	109	264
Other (including net current assets and liabilities)	161	148	185
Fair value of plan assets	2,631	2,608	2,885
US | Other post-retirement benefits | Corporate bonds
Disclosure of fair value of plan assets [line items]
Debt instruments	1,397	1,334	725
US | Other post-retirement benefits | Government securities
Disclosure of fair value of plan assets [line items]
Debt instruments	411	433	513
US | Other post-retirement benefits | Quoted
Disclosure of fair value of plan assets [line items]
Equities	37	74	185
Diversified alternatives	92	100	144
Other (including net current assets and liabilities)	0	1	0
Fair value of plan assets	1,890	1,938	1,563
US | Other post-retirement benefits | Quoted | Corporate bonds
Disclosure of fair value of plan assets [line items]
Debt instruments	1,351	1,332	723
US | Other post-retirement benefits | Quoted | Government securities
Disclosure of fair value of plan assets [line items]
Debt instruments	410	431	511
US | Other post-retirement benefits | Unquoted
Disclosure of fair value of plan assets [line items]
Equities	524	510	1,013
Diversified alternatives	9	9	120
Other (including net current assets and liabilities)	161	147	185
Fair value of plan assets	741	670	1,322
US | Other post-retirement benefits | Unquoted | Corporate bonds
Disclosure of fair value of plan assets [line items]
Debt instruments	46	2	2
US | Other post-retirement benefits | Unquoted | Government securities
Disclosure of fair value of plan assets [line items]
Debt instruments	£ 1	£ 2	£ 2